Financial Assets at Amortized Cost - Schedule of Gross Carrying Amount and Corresponding Allowance for ECL (Details) - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Commercial Loans [Member] | ECL [Member]
Financial Assets at Amortized Cost - Schedule of Gross Carrying Amount and Corresponding Allowance for ECL (Details) [Line Items]
Balance		$ (259,641)	$ (321,467)
Net change on Balance	[1]	(47,674)	(12,826)
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]	(45,219)	(16,049)
Refinements to models used for calculation			(8,459)
Amounts written off		101,428	100,077
Foreign exchange adjustments		(3,462)	(917)
Subtotal Commercial loans		(254,568)	(259,641)
Commercial Loans [Member] | ECL [Member] | Stage 1 Individual [Member]
Financial Assets at Amortized Cost - Schedule of Gross Carrying Amount and Corresponding Allowance for ECL (Details) [Line Items]
Balance		(55,909)	(67,132)
Net change on Balance	[1]	7,223	24,200
Transfer to Stage 1		(1,822)	(9,423)
Transfer to Stage 2		1,150	1,395
Transfer to Stage 3		50	20
Impact on year-end ECL of exposures transferred between stages during the year	[2]	1,113	8,195
Refinements to models used for calculation			(12,935)
Amounts written off
Foreign exchange adjustments		(1,629)	(229)
Subtotal Commercial loans		(49,824)	(55,909)
Commercial Loans [Member] | ECL [Member] | Stage 1 Group [Member]
Financial Assets at Amortized Cost - Schedule of Gross Carrying Amount and Corresponding Allowance for ECL (Details) [Line Items]
Balance		(22,144)	(46,815)
Net change on Balance	[1]	(2,096)	9,612
Transfer to Stage 1		(27,789)	(32,758)
Transfer to Stage 2		11,433	17,625
Transfer to Stage 3		233	1,046
Impact on year-end ECL of exposures transferred between stages during the year	[2]	22,291	24,679
Refinements to models used for calculation			4,518
Amounts written off
Foreign exchange adjustments		(107)	(51)
Subtotal Commercial loans		(18,179)	(22,144)
Commercial Loans [Member] | ECL [Member] | Stage 2 Individual [Member]
Financial Assets at Amortized Cost - Schedule of Gross Carrying Amount and Corresponding Allowance for ECL (Details) [Line Items]
Balance		(10,116)	(54,679)
Net change on Balance	[1]	4,572	37,103
Transfer to Stage 1		1,798	9,420
Transfer to Stage 2		(1,796)	(1,707)
Transfer to Stage 3		6,074	10,231
Impact on year-end ECL of exposures transferred between stages during the year	[2]	(11,514)	(8,654)
Refinements to models used for calculation			(1,766)
Amounts written off
Foreign exchange adjustments		(189)	(64)
Subtotal Commercial loans		(11,171)	(10,116)
Commercial Loans [Member] | ECL [Member] | Stage 2 Group [Member]
Financial Assets at Amortized Cost - Schedule of Gross Carrying Amount and Corresponding Allowance for ECL (Details) [Line Items]
Balance		(10,818)	(12,247)
Net change on Balance	[1]	(2,444)	(1,000)
Transfer to Stage 1		21,839	27,693
Transfer to Stage 2		(13,357)	(20,486)
Transfer to Stage 3		17,966	19,228
Impact on year-end ECL of exposures transferred between stages during the year	[2]	(26,844)	(25,669)
Refinements to models used for calculation			1,665
Amounts written off
Foreign exchange adjustments		(7)	(2)
Subtotal Commercial loans		(13,665)	(10,818)
Commercial Loans [Member] | ECL [Member] | Stage 3 - Individual [Member]
Financial Assets at Amortized Cost - Schedule of Gross Carrying Amount and Corresponding Allowance for ECL (Details) [Line Items]
Balance		(68,390)	(53,675)
Net change on Balance	[1]	(12,716)	(26,358)
Transfer to Stage 1		24	3
Transfer to Stage 2		646	312
Transfer to Stage 3		(6,124)	(10,251)
Impact on year-end ECL of exposures transferred between stages during the year	[2]	(15,953)	(3,766)
Refinements to models used for calculation
Amounts written off		37,936	25,871
Foreign exchange adjustments		(1,316)	(526)
Subtotal Commercial loans		(65,893)	(68,390)
Commercial Loans [Member] | ECL [Member] | Stage 3 Group [Member]
Financial Assets at Amortized Cost - Schedule of Gross Carrying Amount and Corresponding Allowance for ECL (Details) [Line Items]
Balance		(90,716)	(86,138)
Net change on Balance	[1]	(42,516)	(55,616)
Transfer to Stage 1		5,950	5,065
Transfer to Stage 2		1,924	2,861
Transfer to Stage 3		(18,199)	(20,274)
Impact on year-end ECL of exposures transferred between stages during the year	[2]	(14,312)	(10,834)
Refinements to models used for calculation			59
Amounts written off		63,492	74,206
Foreign exchange adjustments		(214)	(45)
Subtotal Commercial loans		(94,591)	(90,716)
Commercial Loans [Member] | ECL [Member] | Financial instruments purchased or originated credit-impaired [member]
Financial Assets at Amortized Cost - Schedule of Gross Carrying Amount and Corresponding Allowance for ECL (Details) [Line Items]
Balance		(1,548)	(781)
Net change on Balance	[1]	303	(767)
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off
Foreign exchange adjustments
Subtotal Commercial loans		(1,245)	(1,548)
Mortgage Loans [Member] | ECL [Member]
Financial Assets at Amortized Cost - Schedule of Gross Carrying Amount and Corresponding Allowance for ECL (Details) [Line Items]
Balance		(33,502)	(50,646)
Net change on Balance	[1]	(7,130)	(8,596)
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]	(543)	888
Refinements to models used for calculation			16,128
Amounts written off		5,543	8,724
Foreign exchange adjustments
Subtotal Mortgage loans		(35,632)	(33,502)
Mortgage Loans [Member] | ECL [Member] | Stage 1 Individual [Member]
Financial Assets at Amortized Cost - Schedule of Gross Carrying Amount and Corresponding Allowance for ECL (Details) [Line Items]
Balance
Net change on Balance	[1]
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off
Foreign exchange adjustments
Subtotal Mortgage loans
Mortgage Loans [Member] | ECL [Member] | Stage 1 Group [Member]
Financial Assets at Amortized Cost - Schedule of Gross Carrying Amount and Corresponding Allowance for ECL (Details) [Line Items]
Balance		(9,056)	(15,249)
Net change on Balance	[1]	(318)	3,787
Transfer to Stage 1		(22,137)	(40,722)
Transfer to Stage 2		3,311	4,327
Transfer to Stage 3		28	16
Impact on year-end ECL of exposures transferred between stages during the year	[2]	19,038	37,408
Refinements to models used for calculation			1,377
Amounts written off
Foreign exchange adjustments
Subtotal Mortgage loans		(9,134)	(9,056)
Mortgage Loans [Member] | ECL [Member] | Stage 2 Individual [Member]
Financial Assets at Amortized Cost - Schedule of Gross Carrying Amount and Corresponding Allowance for ECL (Details) [Line Items]
Balance
Net change on Balance	[1]
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off
Foreign exchange adjustments
Subtotal Mortgage loans
Mortgage Loans [Member] | ECL [Member] | Stage 2 Group [Member]
Financial Assets at Amortized Cost - Schedule of Gross Carrying Amount and Corresponding Allowance for ECL (Details) [Line Items]
Balance		(13,745)	(21,553)
Net change on Balance	[1]	(5,891)	(13,572)
Transfer to Stage 1		21,460	39,977
Transfer to Stage 2		(5,962)	(6,867)
Transfer to Stage 3		11,315	18,021
Impact on year-end ECL of exposures transferred between stages during the year	[2]	(21,165)	(44,502)
Refinements to models used for calculation			14,751
Amounts written off
Foreign exchange adjustments
Subtotal Mortgage loans		(13,988)	(13,745)
Mortgage Loans [Member] | ECL [Member] | Stage 3 - Individual [Member]
Financial Assets at Amortized Cost - Schedule of Gross Carrying Amount and Corresponding Allowance for ECL (Details) [Line Items]
Balance
Net change on Balance	[1]
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off
Foreign exchange adjustments
Subtotal Mortgage loans
Mortgage Loans [Member] | ECL [Member] | Stage 3 Group [Member]
Financial Assets at Amortized Cost - Schedule of Gross Carrying Amount and Corresponding Allowance for ECL (Details) [Line Items]
Balance		(10,701)	(13,844)
Net change on Balance	[1]	(890)	1,189
Transfer to Stage 1		677	745
Transfer to Stage 2		2,651	2,540
Transfer to Stage 3		(11,343)	(18,037)
Impact on year-end ECL of exposures transferred between stages during the year	[2]	1,584	7,982
Refinements to models used for calculation
Amounts written off		5,543	8,724
Foreign exchange adjustments
Subtotal Mortgage loans		(12,479)	(10,701)
Mortgage Loans [Member] | ECL [Member] | Financial instruments purchased or originated credit-impaired [member]
Financial Assets at Amortized Cost - Schedule of Gross Carrying Amount and Corresponding Allowance for ECL (Details) [Line Items]
Balance
Net change on Balance	[1]	(31)
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off
Foreign exchange adjustments
Subtotal Mortgage loans		(31)
Consumer Loans [Member] | ECL [Member]
Financial Assets at Amortized Cost - Schedule of Gross Carrying Amount and Corresponding Allowance for ECL (Details) [Line Items]
Balance		(417,044)	(449,496)
Net change on Balance	[1]	(230,553)	(203,959)
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]	(93,796)	(96,679)
Refinements to models used for calculation			7,484
Amounts written off		338,227	325,626
Foreign exchange adjustments		(68)	(20)
Subtotal Consumer loans		(403,234)	(417,044)
Total		(693,434)	(710,187)
Consumer Loans [Member] | ECL [Member] | Stage 1 Individual [Member]
Financial Assets at Amortized Cost - Schedule of Gross Carrying Amount and Corresponding Allowance for ECL (Details) [Line Items]
Balance
Net change on Balance	[1]
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off
Foreign exchange adjustments
Subtotal Consumer loans
Total		(49,824)	(55,909)
Consumer Loans [Member] | ECL [Member] | Stage 1 Group [Member]
Financial Assets at Amortized Cost - Schedule of Gross Carrying Amount and Corresponding Allowance for ECL (Details) [Line Items]
Balance		(164,290)	(227,372)
Net change on Balance	[1]	(33,166)	(21,330)
Transfer to Stage 1		(167,617)	(193,342)
Transfer to Stage 2		99,147	145,966
Transfer to Stage 3		775	4,333
Impact on year-end ECL of exposures transferred between stages during the year	[2]	120,007	126,021
Refinements to models used for calculation			1,452
Amounts written off
Foreign exchange adjustments		(63)	(18)
Subtotal Consumer loans		(145,207)	(164,290)
Total		(172,520)	(195,490)
Consumer Loans [Member] | ECL [Member] | Stage 2 Individual [Member]
Financial Assets at Amortized Cost - Schedule of Gross Carrying Amount and Corresponding Allowance for ECL (Details) [Line Items]
Balance
Net change on Balance	[1]
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off
Foreign exchange adjustments
Subtotal Consumer loans
Total		(11,171)	(10,116)
Consumer Loans [Member] | ECL [Member] | Stage 2 Group [Member]
Financial Assets at Amortized Cost - Schedule of Gross Carrying Amount and Corresponding Allowance for ECL (Details) [Line Items]
Balance		(94,190)	(86,732)
Net change on Balance	[1]	(13,955)	(14,903)
Transfer to Stage 1		140,356	172,319
Transfer to Stage 2		(110,753)	(157,221)
Transfer to Stage 3		152,660	165,046
Impact on year-end ECL of exposures transferred between stages during the year	[2]	(170,742)	(178,730)
Refinements to models used for calculation			6,032
Amounts written off
Foreign exchange adjustments		(3)	(1)
Subtotal Consumer loans		(96,627)	(94,190)
Total		(124,280)	(118,753)
Consumer Loans [Member] | ECL [Member] | Stage 3 - Individual [Member]
Financial Assets at Amortized Cost - Schedule of Gross Carrying Amount and Corresponding Allowance for ECL (Details) [Line Items]
Balance
Net change on Balance	[1]
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off
Foreign exchange adjustments
Subtotal Consumer loans
Total		(65,893)	(68,390)
Consumer Loans [Member] | ECL [Member] | Stage 3 Group [Member]
Financial Assets at Amortized Cost - Schedule of Gross Carrying Amount and Corresponding Allowance for ECL (Details) [Line Items]
Balance		(157,673)	(134,171)
Net change on Balance	[1]	(183,514)	(168,056)
Transfer to Stage 1		27,261	21,023
Transfer to Stage 2		11,606	11,255
Transfer to Stage 3		(153,435)	(169,379)
Impact on year-end ECL of exposures transferred between stages during the year	[2]	(43,061)	(43,970)
Refinements to models used for calculation
Amounts written off		338,227	325,626
Foreign exchange adjustments		(2)	(1)
Subtotal Consumer loans		(160,591)	(157,673)
Total		(267,661)	(259,090)
Consumer Loans [Member] | ECL [Member] | Financial instruments purchased or originated credit-impaired [member]
Financial Assets at Amortized Cost - Schedule of Gross Carrying Amount and Corresponding Allowance for ECL (Details) [Line Items]
Balance		(891)	(1,221)
Net change on Balance	[1]	82	330
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off
Foreign exchange adjustments
Subtotal Consumer loans		(809)	(891)
Total		(2,085)	(2,439)
Gross Carrying Amount [Member] | Commercial Loans [Member]
Financial Assets at Amortized Cost - Schedule of Gross Carrying Amount and Corresponding Allowance for ECL (Details) [Line Items]
Balance		20,030,044	20,308,745
Net change on Balance	[1]	(149,536)	(247,489)
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off		(101,428)	(100,077)
Foreign exchange adjustments		368,900	68,865
Subtotal Commercial loans		20,147,980	20,030,044
Gross Carrying Amount [Member] | Commercial Loans [Member] | Stage 1 Individual [Member]
Financial Assets at Amortized Cost - Schedule of Gross Carrying Amount and Corresponding Allowance for ECL (Details) [Line Items]
Balance		14,599,022	14,935,868
Net change on Balance	[1]	(72,104)	(257,010)
Transfer to Stage 1		161,583	288,294
Transfer to Stage 2		(336,150)	(430,074)
Transfer to Stage 3		(5,313)	(2,573)
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off
Foreign exchange adjustments		349,273	64,517
Subtotal Commercial loans		14,696,311	14,599,022
Gross Carrying Amount [Member] | Commercial Loans [Member] | Stage 1 Group [Member]
Financial Assets at Amortized Cost - Schedule of Gross Carrying Amount and Corresponding Allowance for ECL (Details) [Line Items]
Balance		4,144,669	4,232,711
Net change on Balance	[1]	193,235	198,208
Transfer to Stage 1		1,001,203	1,024,367
Transfer to Stage 2		(1,302,470)	(1,293,243)
Transfer to Stage 3		(14,149)	(18,801)
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off
Foreign exchange adjustments		6,103	1,427
Subtotal Commercial loans		4,028,591	4,144,669
Gross Carrying Amount [Member] | Commercial Loans [Member] | Stage 2 Individual [Member]
Financial Assets at Amortized Cost - Schedule of Gross Carrying Amount and Corresponding Allowance for ECL (Details) [Line Items]
Balance		281,123	309,511
Net change on Balance	[1]	(80,536)	(80,797)
Transfer to Stage 1		(161,158)	(287,616)
Transfer to Stage 2		352,733	436,588
Transfer to Stage 3		(102,974)	(96,930)
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off
Foreign exchange adjustments		6,457	367
Subtotal Commercial loans		295,645	281,123
Gross Carrying Amount [Member] | Commercial Loans [Member] | Stage 2 Group [Member]
Financial Assets at Amortized Cost - Schedule of Gross Carrying Amount and Corresponding Allowance for ECL (Details) [Line Items]
Balance		350,612	299,345
Net change on Balance	[1]	(90,492)	(83,775)
Transfer to Stage 1		(961,260)	(993,013)
Transfer to Stage 2		1,318,794	1,309,442
Transfer to Stage 3		(205,881)	(181,506)
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off
Foreign exchange adjustments		191	119
Subtotal Commercial loans		411,964	350,612
Gross Carrying Amount [Member] | Commercial Loans [Member] | Stage 3 - Individual [Member]
Financial Assets at Amortized Cost - Schedule of Gross Carrying Amount and Corresponding Allowance for ECL (Details) [Line Items]
Balance		265,932	218,780
Net change on Balance	[1]	(32,872)	(21,611)
Transfer to Stage 1		(425)	(679)
Transfer to Stage 2		(16,583)	(6,514)
Transfer to Stage 3		108,287	99,502
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off		(37,936)	(25,871)
Foreign exchange adjustments		6,338	2,325
Subtotal Commercial loans		292,741	265,932
Gross Carrying Amount [Member] | Commercial Loans [Member] | Stage 3 Group [Member]
Financial Assets at Amortized Cost - Schedule of Gross Carrying Amount and Corresponding Allowance for ECL (Details) [Line Items]
Balance		379,794	309,359
Net change on Balance	[1]	(66,985)	(8,226)
Transfer to Stage 1		(39,943)	(31,353)
Transfer to Stage 2		(16,324)	(16,199)
Transfer to Stage 3		220,030	200,308
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off		(63,492)	(74,206)
Foreign exchange adjustments		538	111
Subtotal Commercial loans		413,618	379,794
Gross Carrying Amount [Member] | Commercial Loans [Member] | Financial instruments purchased or originated credit-impaired [member]
Financial Assets at Amortized Cost - Schedule of Gross Carrying Amount and Corresponding Allowance for ECL (Details) [Line Items]
Balance		8,892	3,171
Net change on Balance	[1]	218	5,722
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off
Foreign exchange adjustments			(1)
Subtotal Commercial loans		9,110	8,892
Gross Carrying Amount [Member] | Mortgage Loans [Member]
Financial Assets at Amortized Cost - Schedule of Gross Carrying Amount and Corresponding Allowance for ECL (Details) [Line Items]
Balance		12,310,768	11,422,322
Net change on Balance	[1]	928,102	897,170
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off		(5,543)	(8,724)
Foreign exchange adjustments
Subtotal Mortgage loans		13,233,327	12,310,768
Gross Carrying Amount [Member] | Mortgage Loans [Member] | Stage 1 Individual [Member]
Financial Assets at Amortized Cost - Schedule of Gross Carrying Amount and Corresponding Allowance for ECL (Details) [Line Items]
Balance
Net change on Balance	[1]
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off
Foreign exchange adjustments
Subtotal Mortgage loans
Gross Carrying Amount [Member] | Mortgage Loans [Member] | Stage 1 Group [Member]
Financial Assets at Amortized Cost - Schedule of Gross Carrying Amount and Corresponding Allowance for ECL (Details) [Line Items]
Balance		11,150,943	10,490,690
Net change on Balance	[1]	1,002,887	950,450
Transfer to Stage 1		2,078,720	2,091,400
Transfer to Stage 2		(2,193,666)	(2,379,998)
Transfer to Stage 3		(1,961)	(1,599)
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off
Foreign exchange adjustments
Subtotal Mortgage loans		12,036,923	11,150,943
Gross Carrying Amount [Member] | Mortgage Loans [Member] | Stage 2 Individual [Member]
Financial Assets at Amortized Cost - Schedule of Gross Carrying Amount and Corresponding Allowance for ECL (Details) [Line Items]
Balance
Net change on Balance	[1]
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off
Foreign exchange adjustments
Subtotal Mortgage loans
Gross Carrying Amount [Member] | Mortgage Loans [Member] | Stage 2 Group [Member]
Financial Assets at Amortized Cost - Schedule of Gross Carrying Amount and Corresponding Allowance for ECL (Details) [Line Items]
Balance		884,563	722,028
Net change on Balance	[1]	(37,060)	(26,788)
Transfer to Stage 1		(2,057,279)	(2,071,249)
Transfer to Stage 2		2,221,510	2,407,618
Transfer to Stage 3		(168,034)	(147,046)
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off
Foreign exchange adjustments
Subtotal Mortgage loans		843,700	884,563
Gross Carrying Amount [Member] | Mortgage Loans [Member] | Stage 3 - Individual [Member]
Financial Assets at Amortized Cost - Schedule of Gross Carrying Amount and Corresponding Allowance for ECL (Details) [Line Items]
Balance
Net change on Balance	[1]
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off
Foreign exchange adjustments
Subtotal Mortgage loans
Gross Carrying Amount [Member] | Mortgage Loans [Member] | Stage 3 Group [Member]
Financial Assets at Amortized Cost - Schedule of Gross Carrying Amount and Corresponding Allowance for ECL (Details) [Line Items]
Balance		275,262	209,604
Net change on Balance	[1]	(37,960)	(26,492)
Transfer to Stage 1		(21,441)	(20,151)
Transfer to Stage 2		(27,844)	(27,620)
Transfer to Stage 3		169,995	148,645
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off		(5,543)	(8,724)
Foreign exchange adjustments
Subtotal Mortgage loans		352,469	275,262
Gross Carrying Amount [Member] | Mortgage Loans [Member] | Financial instruments purchased or originated credit-impaired [member]
Financial Assets at Amortized Cost - Schedule of Gross Carrying Amount and Corresponding Allowance for ECL (Details) [Line Items]
Balance
Net change on Balance	[1]	235
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off
Foreign exchange adjustments
Subtotal Mortgage loans		235
Gross Carrying Amount [Member] | Consumer Loans [Member]
Financial Assets at Amortized Cost - Schedule of Gross Carrying Amount and Corresponding Allowance for ECL (Details) [Line Items]
Balance		5,310,462	4,995,230
Net change on Balance	[1]	574,986	638,596
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off		(338,227)	(325,626)
Foreign exchange adjustments		7,768	2,262
Subtotal Consumer loans		5,554,989	5,310,462
Total		38,936,296	37,651,274
Gross Carrying Amount [Member] | Consumer Loans [Member] | Stage 1 Individual [Member]
Financial Assets at Amortized Cost - Schedule of Gross Carrying Amount and Corresponding Allowance for ECL (Details) [Line Items]
Balance
Net change on Balance	[1]
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off
Foreign exchange adjustments
Subtotal Consumer loans
Total		14,696,311	14,599,022
Gross Carrying Amount [Member] | Consumer Loans [Member] | Stage 1 Group [Member]
Financial Assets at Amortized Cost - Schedule of Gross Carrying Amount and Corresponding Allowance for ECL (Details) [Line Items]
Balance		4,447,346	4,304,927
Net change on Balance	[1]	645,182	697,853
Transfer to Stage 1		1,219,853	1,271,755
Transfer to Stage 2		(1,644,109)	(1,807,123)
Transfer to Stage 3		(9,678)	(22,272)
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off
Foreign exchange adjustments		7,434	2,206
Subtotal Consumer loans		4,666,028	4,447,346
Total		20,731,542	19,742,958
Gross Carrying Amount [Member] | Consumer Loans [Member] | Stage 2 Individual [Member]
Financial Assets at Amortized Cost - Schedule of Gross Carrying Amount and Corresponding Allowance for ECL (Details) [Line Items]
Balance
Net change on Balance	[1]
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off
Foreign exchange adjustments
Subtotal Consumer loans
Total		295,645	281,123
Gross Carrying Amount [Member] | Consumer Loans [Member] | Stage 2 Group [Member]
Financial Assets at Amortized Cost - Schedule of Gross Carrying Amount and Corresponding Allowance for ECL (Details) [Line Items]
Balance		578,426	460,669
Net change on Balance	[1]	(149,276)	(128,809)
Transfer to Stage 1		(1,160,767)	(1,231,470)
Transfer to Stage 2		1,669,245	1,829,938
Transfer to Stage 3		(345,130)	(351,957)
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off
Foreign exchange adjustments		330	55
Subtotal Consumer loans		592,828	578,426
Total		1,848,492	1,813,601
Gross Carrying Amount [Member] | Consumer Loans [Member] | Stage 3 - Individual [Member]
Financial Assets at Amortized Cost - Schedule of Gross Carrying Amount and Corresponding Allowance for ECL (Details) [Line Items]
Balance
Net change on Balance	[1]
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off
Foreign exchange adjustments
Subtotal Consumer loans
Total		292,741	265,932
Gross Carrying Amount [Member] | Consumer Loans [Member] | Stage 3 Group [Member]
Financial Assets at Amortized Cost - Schedule of Gross Carrying Amount and Corresponding Allowance for ECL (Details) [Line Items]
Balance		283,203	227,667
Net change on Balance	[1]	79,130	70,032
Transfer to Stage 1		(59,086)	(40,285)
Transfer to Stage 2		(25,136)	(22,815)
Transfer to Stage 3		354,808	374,229
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off		(338,227)	(325,626)
Foreign exchange adjustments		4	1
Subtotal Consumer loans		294,696	283,203
Total		1,060,783	938,259
Gross Carrying Amount [Member] | Consumer Loans [Member] | Financial instruments purchased or originated credit-impaired [member]
Financial Assets at Amortized Cost - Schedule of Gross Carrying Amount and Corresponding Allowance for ECL (Details) [Line Items]
Balance		1,487	1,967
Net change on Balance	[1]	(50)	(480)
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off
Foreign exchange adjustments
Subtotal Consumer loans		1,437	1,487
Total		$ 10,782	$ 10,379

[1]	Net change between assets originated and assets repaid excluding write offs.
[2]	Represents the change in the year-end ECLs of exposures that were transferred from one stage to another during the year.